Asset Retirement Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 6 – Asset Retirement Obligations

The following is a reconciliation of the changes in the Company’s asset retirement obligation (“ARO”) for the nine months ended September 30, 2018 (in thousands):

Asset retirement obligation, December 31, 2017	$10,769
Liabilities incurred or acquired	1,815
Revisions in estimated cash flows	318
Liabilities settled	(111)
Accretion expense	620

Asset retirement obligation, September 30, 2018	13,411
Less: current portion of obligations	535

Asset retirement obligation – long term	$12,876

Note 6 – Asset Retirement Obligations

The following is a reconciliation of the changes in the Company’s ARO for the years ended December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
	(in thousands)
Asset retirement obligation, beginning balance	$2,245	$1,161
Liabilities incurred or acquired	8,118	1,054
Revisions in estimated cash flows	42	(16)
Liabilities settled	—	(41)
Accretion expense	364	87

Asset retirement obligation, ending balance	10,769	2,245
Less: current portion of obligations	—	3

	$10,769	$2,242

For the year ended December 31, 2017, liabilities incurred or acquired includes $7.5 million assumed as part of the Linn Acquisition. The current portion of ARO is included in accounts payable and accrued liabilities in the accompanying balance sheets.